                                          1933 Act File No. 33-54445
                                          1940 Act File No. 811-7193

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.        ...........................

    Post-Effective Amendment No.   15  ...........................   X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   16  ..........................................   X

                               FEDERATED INSTITUTIONAL TRUST
                     (Exact Name of Registrant as Specified in Charter)
                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000
                          (Address of Principal Executive Offices)

                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                 John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Services)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
_ _ on                   pursuant to paragraph (b)
  _ 60 days after filing pursuant to paragraph (a) (i)
    on                       pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Copies to:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, DC  20037

Federated Investors
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

PROSPECTUS

October 31, 2002

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A mutual fund seeking high current income by investing primarily in lower-rated corporate fixed income securities, including debt securities issued by U.S. or foreign businesses.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 2

What are the Fund's Investment Strategies? 3

What are the Principal Securities in Which the Fund Invests? 4

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem Shares 11

Account and Share Information 14

Who Manages the Fund? 16

Financial Information 17

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing primarily in a diversified portfolio of high yield corporate bonds (also known as "junk bonds"). The Fund's investment adviser ("Adviser") selects securities seeking high yields, low relative credit risk as compared with other high yield bonds and high portfolio diversification. The Adviser's securities selection process includes an analysis of the issuer's financial condition, business and product strength, competitive positions and management expertise. The Adviser does not limit the Fund's investment to securities of a particular maturity range, but correctly focuses on securities with remaining maturities of two to ten years.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  The corporate bonds in which the Fund invests have a higher default risk than investment grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.
  Liquidity of individual corporate bonds varies considerably. Low-grade corporate bonds have less liquidity than investment grade securities, which means that it may be more difficult to sell or buy a security at a favorable price or time.
  Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Low-grade corporate bond returns are sensitive to changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

What are the Fund's Fees and Expenses?

FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)[1]	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[3]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.70%
1 The redemption fee is imposed upon the redemptions of shares within 90 days of purchase.

2 Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending October 31, 2003.

Total Waivers of Fund Expenses	0.20%
Total Actual Annual Fund Operating Expenses (after waivers)	0.50%

3 The Adviser expects to waive a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The expected management fee to be paid by the Fund (after the voluntary waiver) is expected to be 0.20% for the fiscal year ending October 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 72
3 Years	$224

What are the Fund's Investment Strategies?

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The Fund provides exposure to the high-yield corporate bond market. The Adviser actively manages the Fund's portfolio seeking to realize the potentially higher returns of high-yield bonds (also known as "junk bonds") compared to returns of high-grade securities by seeking to minimize default risk and other risks through careful security selection and diversification.

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The Adviser selects securities seeking high yields, low relative credit risk, as compared with other high-yield bonds, and high portfolio diversification. The securities in which the Fund invests have high yields primarily because of the market's greater uncertainty about the issuer's ability to make all required interest and principal payments, and therefore about the returns that will in fact be realized by the Fund.

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The Adviser attempts to select bonds for investment by the Fund which offer high potential returns for the default risks being assumed. The Adviser's securities selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser's analysis focuses on the financial condition of the issuing firm together with the issuer's business and product strength, competitive position and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuer.

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The Adviser attempts to minimize the Fund's portfolio credit risk through diversification. The Adviser selects securities to maintain broad portfolio diversification both by company and industry. The Adviser does not limit the Fund's investments to securities of a particular maturity range, but currently focuses on longer-term securities with remaining maturities of two to ten years.

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Because the Fund refers to high-yield investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in investments rated below investment grade.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in lower-rated corporate fixed income securities. Corporate fixed income securities are debt securities issued by U.S. or foreign businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

Preferred stock that is redeemable by the issuer is substantially similar to a fixed income security. Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

The Fund may invest in fixed income securities of issuers based outside the United States. The securities of foreign issuers in which the Fund invests are primarily traded in the United States and are predominantly denominated in U.S. dollars.

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's current yield measures the annual income earned on a security as a percentage of its price. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. A security's yield to maturity will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.

The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt securities may vary based on their priority for repayment. For example, higher-ranking (senior) securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. Typically, both senior and subordinated debt securities have a higher priority than redeemable preferred stock. Most of the fixed income securities in which the Fund invests will be uncollateralized and subordinated to other debt that a corporation has outstanding.

Lower-rated fixed income securities are securities rated below investment grade (i.e., BB or lower) by a nationally recognized rating service. There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and securities whose issuers are in default.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest in high-yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by on affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

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What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. The high-yield bonds in which the Fund invests have a higher default risk than investment grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline relative to higher-quality instruments.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS RELATED TO THE ECONOMY

The prices of high-yield securities are affected by the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the United States and global economies.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as descri bed in this prospectus) it is processed at the next determined NAV. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $1,000,000. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amount for retirement plans is $250.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

FEE WHEN YOU REDEEM OR EXCHANGE

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For 90 days following the purchase of Shares, your redemption or exchange proceeds may be reduced by a redemption/exchange fee of 2.00%. The redemption fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in Shares. The redemption/exchange fee is waived for shares purchased through employer-sponsored retirement plans and in certain bank fiduciary accounts, as discussed further in the Fund's Statement of Additional Information.

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How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to banks acting in a fiduciary, advisory, agency, custodial (including Individual Retirement Account), or similar capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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Shares may be redeemed at the net asset value next determined after the Fund receives the redemption request. If the shares are redeemed within 90 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record; or
  your redemption will be sent to an address of record that was changed within the last 30 days.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds (subject to the redemption fee) will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Mark E. Durbiano

Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Nathan H. Kehm

Mr. Kehm joined Federated in December 1997 as an Investment Analyst. He was promoted to Assistant Vice President and Senior Investment Analyst of the Fund's adviser in January 1999 and to Vice President in January 2001. Mr. Kehm served as a Relationship Manager structuring financing transactions with Mellon Bank, N.A. from August 1993 to December 1997. Mr. Kehm is a Chartered Financial Analyst. He earned his M.B.A from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is October 31, 2002. As this is the Fund's first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated October 31, 2002 includes additional information about the Fund and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Institutional High Yield Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4018

Cusip 31420B300

27831 (12/02)

FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND
A Portfolio of Federated Institutional Trust

Statement of additional Information

october 31, 2002

institutional shares

     This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in conjunction  with the prospectus  for Federated  Institutional  High
Yield Bond Fund (Fund),  dated October 31, 2002.  Obtain the prospectus  without charge by calling 1-800-341-7400.

                       Contents
                       How is the Fund Organized?
                       Securities in Which the Fund Invests
                       What do Shares Cost?
                       How is the Fund Sold?
                       Subaccounting Services
                       Redemption in Kind
                       Massachusetts Partnership Law
                       Account and Share Information
                       Tax Information
                       Who Manages and Provides Services to the Fund?
                       How Does the Fund Measure Performance?
                       Who is Federated Investors, Inc.?
                       Addresses
31420B 30 00 (10/02)

HOW IS THE FUND ORGANIZED?

     The  Fund is a  diversified  portfolio  of  Federated  Institutional  Trust
(Trust).  The  Trust is an  open-end,  management  investment  company  that was established under the laws of the Commonwealth of Massachusetts on June 9, 1994.
The Trust may offer separate series of shares representing interests in separate portfolios of securities.

     The Fund's investment  adviser is Federated  Investment  Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment  strategy,  the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

     Fixed income  securities  pay  interest,  dividends or  distributions  at a specified rate. The rate may be a fixed  percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity  securities.  A security's  yield  measures the annual income  earned on a security as a percentage  of its price.  A security's yield  will  increase  or  decrease  depending  upon  whether  it costs  less (a discount)  or more (a  premium)  than the  principal  amount.  If the issuer may redeem the  security  before its  scheduled  maturity,  the price and yield on a discount or premium  security may change based upon the  probability of an early redemption.  Securities  with higher risks  generally  have higher  yields.  The following  describes the types of fixed income  securities in which the Fund may invest.

Zero Coupon Securities

     Zero  coupon  securities  do not pay  interest  or  principal  until  final maturity  unlike debt  securities  that  provide  periodic  payments of interest
(referred to as a coupon  payment).  Investors  buy zero coupon  securities at a price below the amount payable at maturity.  The difference between the purchase price and the amount  paid at  maturity  represents  interest on the zero coupon security.  Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Treasury Securities

     Treasury securities are direct obligations of the federal government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risk.

Agency Securities

     Agency  securities  are issued or guaranteed  by a federal  agency or other government sponsored entity acting under federal authority (a "GSE"). The United
States  supports  some GSEs with its full faith and credit.  Other GSEs  receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied support because
the  federal  government  sponsors  their  activities.   Agency  securities  are
generally  regarded  as having  low  credit  risks,  but not as low as  treasury securities.

     The Fund treats  mortgage  backed  securities  guaranteed by GSEs as agency securities.  Although a GSE guarantee protects against credit risks, it does not reduce  the  interest  rate  and  prepayment  risks  of  these  mortgage  backed securities.

Asset Backed Securities

     Asset backed  securities are payable from pools of  obligations  other than mortgages.  Most asset backed  securities  involve  consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income  securities) may be used to create an asset backed security.  Asset backed  securities may take the form of commercial paper or notes, or pass-through certificates.  Asset backed securities have prepayment risks.  Like CMOs,  asset backed  securities  may be structured  like  Floaters,
Inverse Floaters, IOs and POs.

Commercial Paper

     Commercial  paper is an  issuer's  obligation  with a maturity of less than nine  months.  Companies  typically  issue  commercial  paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

CONVERTIBLE SECURITIES

     Convertible  securities are fixed income  securities  that the Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds the conversion price. For example,  the Fund may hold fixed income  securities that are  convertible  into shares of common stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed income securities.

     Convertible  securities  have lower  yields than  comparable  fixed  income securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus, convertible securities may provide lower returns than nonconvertible fixed income  securities or equity  securities  depending upon changes in the price of the underlying equity  securities.  However,  convertible  securities permit the
Fund to realize some of the  potential  appreciation  of the  underlying  equity securities with less risk of losing its initial investment.

     The Fund treats  convertible  securities  as fixed  income  securities  for purposes of its investment policies and limitations.

EQUITY SECURITIES

     Equity  securities  represent a share of an issuer's  earnings  and assets, after the issuer pays its  liabilities.  The Fund  cannot  predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or  distributions.  However,  equity  securities offer greater  potential for  appreciation  than many other types of securities, because their value increases  directly with the value of the issuer's business.
The  following  describes  the types of equity  securities in which the Fund may invest.

Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive  the  issuer's  earnings  after the issuer  pays its  creditors  and any preferred  stockholders.  As a result,  changes in an issuer's earnings directly influence the value of its common stock.

Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business  trusts and  companies  organized  outside the United  States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

     REITs are real estate  investment  trusts  that lease,  operate and finance commercial real estate.  REITs are exempt from federal  corporate  income tax if they limit  their  operations  and  distribute  most of their  income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

     Warrants give the Fund the option to buy the issuer's equity  securities at a  specified  price  (the  exercise  price)  at a  specified  future  date  (the expiration  date).  The Fund may buy the  designated  securities  by paying  the exercise price before the expiration date.  Warrants may become worthless if the price of the stock  does not rise  above the  exercise  price by the  expiration date.  This increases the market risks of warrants as compared to the underlying security.  Rights are the same as warrants,  except  companies  typically  issue rights to existing stockholders.

FOREIGN SECURITIES

     Foreign  securities  are  securities  of issuers  based  outside the United
States. The Fund considers an issuer to be based outside the United States if:

o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily  denominated in foreign currencies.  Along with the risks normally  associated  with domestic  securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Depositary Receipts

     Depositary receipts represent interests in underlying  securities issued by a foreign company.  Depositary receipts are not traded in the same market as the underlying  security.  The foreign  securities  underlying  American  Depositary
Receipts (ADRs) are traded outside the United States.  ADRs provide a way to buy shares of foreign- based  companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange  transactions.  The foreign securities  underlying  European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts  (IDRs),  are traded globally or outside the United States.  Depositary receipts  involve  many of the  same  risks of  investing  directly  in  foreign securities, including currency risks and risks of foreign investing.

Foreign Government Securities

     Foreign government  securities generally consist of fixed income securities supported by national,  state or  provincial  governments  or similar  political subdivisions.  Foreign  government  securities also include debt  obligations of
supranational  entities,   such  as  international   organizations  designed  or
supported  by  governmental  entities  to  promote  economic  reconstruction  or development, international banking institutions and related government agencies.
Examples of these include,  but are not limited to, the  International  Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.

     Foreign  government  securities  also include  fixed income  securities  of quasi-governmental  agencies  that are  either  issued  by  entities  owned by a national,  state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign  government  securities  include  mortgage-related  securities issued or guaranteed  by national,  state or  provincial  governmental  instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

     Derivative contracts are financial  instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

     Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors  make payments due under their  contracts  through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect losses  (or  gains) in the value of their  contracts.  This  protects  investors against potential defaults by the counterparty. Trading contracts on an exchange also allows  investors to close out their  contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

     The Fund may also  trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate and currency risks,  and may also expose the Fund to liquidity and leverage risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

     The Fund may trade in the following type of derivative contracts.

Swaps

     Swaps are contracts in which two parties agree to pay each other (swap) the returns  derived from  underlying  assets with differing  characteristics.  Most swaps do not involve the delivery of the underlying  assets by either party, and the parties  might not own the assets  underlying  the swap.  The  payments  are usually made on a net basis so that,  on any given day,  the Fund would  receive
(or pay) only the amount by which its  payment  under the  contract is less than
(or  exceeds)  the amount of the other  party's  payment.  Swap  agreements  are sophisticated instruments that can take many different forms, and are known by a variety of names including caps,  floors,  and collars.  A common swap agreement that the Fund may use include:

Total Rate of Return Swaps

     Total rate of return swaps are  contracts in which one party agrees to make payments of the total  return from the  underlying  asset  during the  specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Special Transactions

Inter-Fund Borrowing and Lending Arrangements

     The Securities and Exchange  Commission (SEC) has granted an exemption that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund  lending  program is voluntary for both  borrowing and lending funds, and an  inter-fund  loan is only made if it benefits  each  participating  fund.
Federated  Investors,  Inc.  (Federated)  administers  the program  according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in
the  exemption,   which  are  designed  to  assure   fairness  and  protect  all
participating funds.

     For example,  inter-fund  lending is permitted only (a) to meet shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending fund than  market-competitive  rates on overnight repurchase  agreements
(Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank
Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements

     Repurchase  agreements are  transactions  in which the Fund buys a security from a  dealer  or bank  and  agrees  to sell the  security  back at a  mutually agreed-upon  time and  price.  The  repurchase  price  exceeds  the sale  price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying  security.  The Fund will enter into  repurchase agreements only with banks and other recognized financial institutions,  such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

     Reverse repurchase  agreements are repurchase  agreements in which the Fund is the  seller  (rather  than  the  buyer)  of the  securities,  and  agrees  to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase  agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price,  regardless  of the market  value of the  security at the time of repurchase.

Delayed Delivery Transactions

     Delayed delivery  transactions,  including  when-issued  transactions,  are arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase  prices.  Therefore,  delayed delivery  transactions  create market risks for the Fund.  Delayed delivery  transactions also involve credit risks in the event of a counterparty default.

Securities Lending

     The Fund may lend portfolio  securities to borrowers that the Adviser deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

     The Fund will  reinvest cash  collateral  in securities  that qualify as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on  securities  while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay  administrative  and custodial fees in connection  with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.  Securities  lending  activities  are subject to market risks and credit risks.

Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special  transactions,  the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such  obligations  without  entering into an offsetting  derivative  contract or terminating  a special  transaction.  This may cause the Fund to miss  favorable trading  opportunities  or to realize losses on derivative  contracts or special transactions.

Investing in Securities of Other Investment Companies

     The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

     There are many  factors  which may affect an  investment  in the Fund.  The
Fund's principal risks are described in its prospectus.  Additional risk factors are outlined below.

Fixed Income Risks

Interest Rate Risks

o    Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the
     Fund will lose money. The high yield bonds in which the Fund invests have a higher default risk than investment-grade  securities.  Low-grade bonds are almost always  uncollateralized  and subordinated to other debt that a firm has outstanding.

o    Many fixed income  securities  receive credit ratings from services such as
     Standard & Poor's and Moody's  Investors  Service.  These  services  assign ratings to securities by assessing the likelihood of issuer default.  Lower credit  ratings  correspond  to higher  credit risk.  If a security has not received a rating,  the Fund must rely entirely  upon the Adviser's  credit assessment.

o    Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
     Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Leverage Risks

o    Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Equity Risks

Stock Market Risks

o    The value of equity  securities in the Fund's portfolio will rise and fall.
     These  fluctuations  could be a sustained trend or a drastic movement.  The
     Fund's  portfolio  will reflect  changes in prices of individual  portfolio stocks or general  changes in stock  valuations.  Consequently,  the Fund's share price may decline.

o    The Adviser  attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However,  diversification will not protect the Fund against  widespread or prolonged declines in the stock market.

Liquidity Risks

o    Trading  opportunities  are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently,  the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment  opportunity,  any of which could have a negative  effect on the
     Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their price volatility.

o    Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Currency Risks

o    Exchange rates for currencies  fluctuate daily. The combination of currency risk and market  risk tends to make  securities  traded in foreign  markets more volatile than securities traded exclusively in the United States.

Risks of Foreign Investing

o    Foreign  securities  pose  additional  risks  because  foreign  economic or political conditions may be less favorable than those of the United States.
     Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o    Foreign  companies  may  not  provide  information   (including   financial
     statements)  as  frequently  or to as great an extent as  companies  in the
     United States.  Foreign  companies may also receive less coverage than U.S.
     companies by market analysts and the financial press. In addition,  foreign countries may lack uniform  accounting,  auditing and  financial  reporting standards or regulatory requirements comparable to those applicable to U.S.
     companies.  These  factors  may  prevent  the  Fund  and its  Adviser  from obtaining  information  concerning  foreign  companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o    Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect the  liquidity  of the Fund's investments.

Fundamental INVESTMENT Objective

     The Fund's investment objective is to seek high current income by investing primarily  in a  professionally  managed  diversified  portfolio of fixed income securities.  The  investment  objective  may not be changed by the Fund's  Board without shareholder approval.

INVESTMENT LIMITATIONS

Concentration

     The  Fund  will  not  purchase  securities  (other  than  those  issued  or guaranteed by the U.S.  government) if, as a result of such purchase,  more than
25% of the value of its assets would be invested in any one  industry.  However, the Fund may  invest  more than 25% of the value of its total  assets in cash or cash  items  (not  including  certificates  of  deposit),  securities  issued or guaranteed  by the  U.S.  government,  its  agencies  or  instrumentalities,  or instruments secured by these instruments, such as repurchase agreements.

Investing in Commodities

     The Fund will not purchase or sell commodities. The Fund reserves the right to  purchase  financial  futures  and put  options  on  financial  futures,  not including stock index futures.

Investing in Real Estate

     The Fund will not purchase or sell real estate,  although it will invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests therein.

Buying on Margin

     The Fund will not  purchase  on  margin,  but may  obtain  such  short-term credits as are necessary for the clearance of  transactions  and may make margin payments  in  connection  with  buying  financial  futures  and put  options  on financial futures, not including stock index futures.

Selling Short

     The Fund will not sell securities  short,  unless at all times when a short position  is open it owns an  equal  amount  of such  securities  or  securities convertible into or exchangeable,  without payment of any future  consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the value of the Fund's net assets (taken at current  value) are held as collateral  for such sales at any one time. It is the  present  intention  of the Fund to make such sales only for the  purpose of deferring realization of gain or loss for Federal income tax purposes.

Borrowing Money

     The Fund will not issue  senior  securities,  except  as  permitted  by the
Fund's  investment  objective and policies except that the Fund may borrow money and engage in reverse  repurchase  agreements only in amounts up to one-third of the value of the Fund's net assets including the amounts borrowed.

     The Fund will not borrow money or engage in reverse  repurchase  agreements for investment leverage,  but rather as a temporary,  extraordinary or emergency measure or to  facilitate  management  of the  portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio  securities is deemed to be inconvenient or disadvantageous.

Lending

     The Fund will not lend any of its assets except portfolio  securities (this shall not prevent the  purchase or holding of  corporate  or  government  bonds, debentures,  notes,  certificates of indebtedness or other debt securities of an issuer,  repurchase  agreements or other transactions which are permitted by the
Fund's investment objective and policies or Declaration of Trust).

Underwriting

     The Fund will not underwrite  any issue of securities,  except as it may be deemed to be an underwriter  under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

     The above limitations  cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting  securities," as defined by the  Investment  Company  Act of 1940 (1940  Act).  The  following  limitations, however, may be changed by the Board without shareholder approval.  Shareholders will be  notified  before  any  material  change  in these  limitations  becomes effective.

Investing in Restricted and Illiquid Securities

     The Fund will not  invest  more than 15% of the value of its net  assets in illiquid securities including certain restricted securities not determined to be liquid  under  criteria  established  by the  Board  and  repurchase  agreements providing for settlement in more than seven days after notice.

Writing Covered Call Options

     The Fund will not write call options on  securities  unless the  securities are held in the  Fund's  portfolio  or unless  the Fund is  entitled  to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Diversification of Investments

     The Fund will not purchase  the  securities  of any issuer  (other than the
U.S.  government,  its agencies,  or instrumentalities or instruments secured by securities by of such issuers,  such as  repurchase  agreements)  if as a result more  than  5% of the  value  of its  total  assets  would  be  invested  in the securities of such issuer.  For these purposes,  the Fund takes all common stock and all  preferred  stock of an issuer  each as a single  class,  regardless  of priorities, series, designations or other differences.

Acquiring Securities

     The Fund will not  purchase  securities  of a company  for the  purpose  of exercising control or management.

     However,  the Fund may invest in up to 10% of the voting  securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund.  In  addition,  the Fund,  other  companies  advised  by the Fund's
Adviser,  and other  affiliated  companies may together buy and hold substantial amounts of voting  stock of a company  and may vote  together  in regard to such company's affairs. In some cases, the Fund and its affiliates might collectively be considered to be in control of such  company.  In some such cases,  the Board and other persons  associated  with the Fund and its  affiliates  might possibly become directors of companies in which the Fund holds stock.

Equity Securities

     The  Fund  may  invest  up to 10% of  total  assets  in  equity  securities including common stocks, warrants or rights.

Investing in Foreign Securities

     The Fund will not invest more than 10% of the value of its total  assets in foreign securities which are not publicly traded in the United States.

     Except with  respect to borrowing  money,  if a  percentage  limitation  is adhered to at the time of investment, a later increase or decrease in percentage resulting  from any change in value or net assets will not result in a violation of such restriction. The Fund did not borrow money, invest in reverse repurchase agreements sell securities  short,  or invest in foreign  securities  during the last fiscal year and has no present intent to do so in the coming fiscal year.

     For  purposes  of  its  policies  and   limitations,   the  Fund  considers
certificates  of deposit and demand and time deposits  issued by the U.S. branch of a  domestic  bank  or  savings  associations  having  capital,  surplus,  and undivided  profits in excess of  $100,000,000  at the time of investment,  to be
"cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national  securities  exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the over- the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

     Prices provided by independent  pricing services may be determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE).  In computing its net asset value
(NAV),  the Fund values  foreign  securities at the latest  closing price on the exchange on which they are traded  immediately prior to the closing of the NYSE.
Certain  foreign  currency  exchange  rates may also be determined at the latest rate prior to the  closing  of the NYSE.  Foreign  securities  quoted in foreign currencies are  translated  into U.S.  dollars at current  rates.  Occasionally, events that affect these values and exchange  rates may occur  between the times at which  they are  determined  and the  closing  of the  NYSE.  If such  events materially  affect the value of portfolio  securities,  these  securities may be valued at their fair  value as  determined  in good  faith by the Fund's  Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share  fluctuates  and is based on the market value of all securities and other assets of the Fund.

Special Redemption and Exchange Information

     For 90 days following your purchase, Shares are redeemable at a price equal to 98% of the then  current  net asset  value per share.  This 2.00%  reduction, referred  to in the  prospectus  and this  SAI as a  redemption/  exchange  fee, directly  affects  the amount a  shareholder  who is  subject  to the  reduction receives  upon  exchange or  redemption.  It is intended to encourage  long-term investment  in the Fund,  to offset  transaction  and other  expenses  caused by redemptions,  and to facilitate portfolio management. The fee will be applied to offset expenses  incurred or amounts expended in connection with a redemption or exchange  of Shares,  with any balance  paid over to the Fund.  The fee is not a deferred  sales charge,  and is not paid to the Adviser or its  affiliates.  The
Fund  reserves  the right to modify  the terms of or  terminate  this fee at any time.

     The redemption/exchange fee will be waived for Shares purchased by banks or trust companies acting in a fiduciary capacity on behalf or trust accounts.

     The  redemption/exchange  fee will  also be  waived  for  Shares  purchased through  employer-sponsored  retirement plans, such as 401(k) plans. However, if
Shares are purchased for a retirement plan account  through a broker,  financial institution,  or other  intermediary  maintaining  an  omnibus  account  for the
Shares, the waiver may not apply.  (Before purchasing Shares,  please check with your account  representative  concerning the availability of the fee waiver.) In addition,  this waiver does not apply to individual retirement accounts, such as
Traditional, Roth and SEP-IRAs.

HOW IS THE FUND SOLD?

     Under the Distributor's  Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SUPPLEMENTAL PAYMENTS

     Investment  professionals  (such as  broker/dealers  or banks)  may be paid fees,  in  significant  amounts,  out of the  assets of the  Distributor  and/or
Federated  Shareholder  Services  Company.  (These  fees do not come out of Fund assets.) The Distributor  and/or Federated  Shareholder  Services Company may be
reimbursed by the Adviser or its affiliates.

     Investment     professionals    receive    such    fees    for    providing
distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel,  sponsoring  other  activities  intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the  investment  professional sells or may sell;  the value of client  assets  invested;  and/or  the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

     Certain  investment  professionals  may  wish to use the  transfer  agent's subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such Share class during any 90-day period.

     Any Share redemption  payment greater than this amount will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving the portfolio securities and selling them before  their  maturity  could  receive  less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances,  shareholders may be held personally liable as partners  under  Massachusetts  law for  obligations of the Fund. To protect its shareholders,  the  Fund has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Fund.

     In the  unlikely  event a  shareholder  is held  personally  liable for the
Fund's obligations,  the Fund is required by the Declaration of Trust to use its property to protect or compensate  the  shareholder.  On request,  the Fund will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Fund. Therefore,  financial loss resulting from liability as a shareholder  will occur only if the Fund itself cannot meet its  obligations  to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each Share of the Fund gives the shareholder one vote in Trustee  elections and other matters submitted to shareholders for vote.

     All Shares of the Fund have equal  voting  rights,  except  that in matters affecting  only a  particular  class,  only Shares of that class are entitled to vote.

     Trustees  may be  removed  by the  Board or by  shareholders  at a  special meeting.  A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's  outstanding shares.

TAX INFORMATION

FEDERAL INCOME TAX

     The Fund  intends to meet  requirements  of  Subchapter  M of the  Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

     The Fund will be treated as a single,  separate  entity for federal  income tax purposes so that income earned and capital gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

     If the Fund purchases  foreign  securities,  their investment income may be subject to foreign  withholding  or other taxes that could  reduce the return on these securities.  Tax treaties between the United States and foreign countries, however,  may reduce or eliminate  the amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign tax cannot be predicted  since the amount of Fund assets to be invested within various  countries is uncertain.
However,  the Fund  intends to operate so as to qualify for  treaty-reduced  tax rates when applicable.

     Distributions  from a Fund may be based on estimates of book income for the year.  Book income  generally  consists  solely of the income  generated  by the securities in the portfolio,  whereas  tax-basis income  includes,  in addition, gains or losses attributable to currency fluctuation.  Due to differences in the book  and tax  treatment  of  fixed-income  securities  denominated  in  foreign currencies,  it is difficult to project  currency  effects on an interim  basis.
Therefore,  to the extent that currency  fluctuations  cannot be anticipated,  a portion of distributions  to shareholders  could later be designated as a return of  capital,  rather  than  income,  for  income tax  purposes,  which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations,  they may constitute  Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

     If more  than 50% of the value of the  Fund's  assets at the end of the tax year is  represented  by stock or securities of foreign  corporations,  the Fund will qualify for certain Code provisions that allow its  shareholders to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct their  portion of the Fund's  foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

     The Board is responsible for managing the Fund's  business  affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following  tables  give  information  about  each  Board  member  and the senior officers of the Funds. Where required,  the tables separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust  comprises two  portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 139 portfolios).
Unless  otherwise  noted,  each Board  member  oversees  all  portfolios  in the
Federated  Fund  Complex;  serves for an indefinite  term;  and also serves as a
Board member of the following investment company complexes: Banknorth Funds-five portfolios;  CCMI Funds-two portfolios;  Regions Funds-eight  portfolios;  Riggs
Funds-nine portfolios; and WesMark Funds-five portfolios.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date       Principal Occupation(s) for Past   Aggregate     Total
Address Positions     Five Years, Other Directorships    Compensation  Compensation
Held with Trust       Held and Previous Positions        From Fund     From Trust and
Date Service Began                                       (past         Federated Fund
                                                         fiscal        Complex  (past
                                                         year)+        calendar year)
John F. Donahue*      Principal Occupations: Chief       N/A           $0
Birth Date: July      Executive Officer and Director
28, 1924 Chairman     or Trustee of the Federated Fund
and Trustee Began     Complex; Chairman and Director,
serving: June 1994    Federated Investors, Inc.;
                      Chairman, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research,
                      Ltd.  Previous Positions:
                      Trustee, Federated Investment
                      Management Company and Chairman
                      and Director, Federated
                      Investment Counseling.

J. Christopher        Principal Occupations: President   N/A           $0
Donahue* Birth        or Executive Vice President of
Date: April 11,       the Federated Fund Complex;
1949 President and    Director or Trustee of some of
Trustee Began         the Funds in the Federated Fund
serving: July 1999    Complex; President, Chief
                      Executive Officer and Director,
                      Federated Investors, Inc.;
                      President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.
                      Previous Position: President,
                      Federated Investment Counseling.

Lawrence D. Ellis,    Principal Occupations: Director    N/A           $117,117.17
M.D.* Birth Date:     or Trustee of the Federated Fund
October 11, 1932      Complex; Professor of Medicine,
3471 Fifth Avenue     University of Pittsburgh;
Suite 1111            Medical Director, University of
Pittsburgh, PA        Pittsburgh Medical Center
Trustee Began         Downtown; Hematologist,
serving: June 1994    Oncologist and Internist,
                      University of Pittsburgh Medical
                      Center.  Other Directorships
                      Held: Member, National Board of
                      Trustees, Leukemia Society of
                      America.  Previous Positions:
                      Trustee, University of
                      Pittsburgh; Director, University
                      of Pittsburgh Medical Center.

     * Family relationships and reasons for "interested" status: John F. Donahue is the  father  of J.  Christopher  Donahue;  both are  "interested"  due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D.
is  "interested"  because his  son-in-law  is  employed by the Fund's  principal underwriter, Federated Securities Corp. + Because the Fund is a new portfolio of the Trust,  Trustee  compensation  has not yet been  earned and will be reported following the Fund's next fiscal year.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date       Principal Occupation(s) for Past   Aggregate     Total
Address Positions     Five Years, Other Directorships    Compensation  Compensation
Held with Trust       Held and Previous Positions        From Fund     From Trust and
Date Service Began                                       (past         Federated Fund
                                                         fiscal        Complex  (past
                                                         year)+        calendar year)
Thomas G. Bigley      Principal Occupation: Director     N/A           $128,847.72
Birth Date:           or Trustee of the Federated Fund
February 3, 1934 15   Complex.  Other Directorships
Old Timber Trail      Held: Director, Member of
Pittsburgh, PA        Executive Committee, Children's
TRUSTEE Began         Hospital of Pittsburgh;
serving: November     Director, Member of Executive
1994                  Committee, University of
                      Pittsburgh.  Previous Position:
                      Senior Partner, Ernst & Young
                      LLP.

John T. Conroy, Jr.   Principal Occupations: Director    N/A           $128,847.66
Birth Date: June      or Trustee of the Federated Fund
23, 1937 Grubb &      Complex; Chairman of the Board,
Ellis/Investment      Investment Properties
Properties            Corporation; Partner or Trustee
Corporation 3838      in private real estate ventures
Tamiami Trail N.      in Southwest Florida.   Previous
Naples, FL TRUSTEE    Positions: President, Investment
Began serving: June   Properties Corporation; Senior
1994                  Vice President, John R. Wood and
                      Associates, Inc., Realtors;
                      President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

Nicholas P.           Principal Occupation: Director     N/A           $126,923.53
Constantakis Birth    or Trustee of the Federated Fund
Date: September 3,    Complex; Partner, Andersen
1939 175 Woodshire    Worldwide SC (prior to 9/1/97).
Drive Pittsburgh,     Other Directorships Held:
PA TRUSTEE Began      Director, Michael Baker
serving: February     Corporation (engineering and
1998                  energy services worldwide).

John F. Cunningham    Principal Occupation: Director     N/A           $115,368.16
Birth Date: March     or Trustee of the Federated Fund
5, 1943 353 El        Complex.  Other Directorships
Brillo Way Palm       Held: Chairman, President and
Beach, FL TRUSTEE     Chief Executive Officer,
Began serving:        Cunningham & Co., Inc.
January 1999          (strategic business consulting);
                      Trustee Associate, Boston
                      College.  Previous Positions:
                      Director, Redgate Communications
                      and EMC Corporation (computer
                      storage systems); Chairman of
                      the Board and Chief Executive
                      Officer, Computer Consoles,
                      Inc.; President and Chief
                      Operating Officer, Wang
                      Laboratories; Director, First
                      National Bank of Boston;
                      Director, Apollo Computer, Inc.

Peter E. Madden       Principal Occupation: Director     N/A           $117,117.14
Birth Date: March     or Trustee of the Federated Fund
16, 1942 One Royal    Complex; Management
Palm Way 100 Royal    Consultant.   Previous
Palm Way Palm         Positions: Representative,
Beach, FL TRUSTEE     Commonwealth of Massachusetts
Began serving: June   General Court; President, State
1994                  Street Bank and Trust Company
                      and State Street Corporation
                      (retired); Director, VISA USA
                      and VISA International; Chairman
                      and Director, Massachusetts
                      Bankers Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

Charles F.            Principal Occupations: Director    N/A           $128,847.66
Mansfield, Jr.        or Trustee of the Federated Fund
Birth Date: April     Complex; Management Consultant;
10, 1945 80 South     Executive Vice President, DVC
Road Westhampton      Group, Inc. (marketing,
Beach, NY TRUSTEE     communications and technology)
Began serving: July   (prior to 9/1/00).  Previous
1999                  Positions: Chief Executive
                      Officer, PBTC International
                      Bank; Partner, Arthur Young &
                      Company (now Ernst & Young LLP);
                      Chief Financial Officer of
                      Retail Banking Sector, Chase
                      Manhattan Bank; Senior Vice
                      President, HSBC Bank USA
                      (formerly, Marine Midland Bank);
                      Vice President, Citibank;
                      Assistant Professor of Banking
                      and Finance, Frank G. Zarb
                      School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director   N/A           $117,117.14
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.  Other Directorships
Pittsburgh, PA        Held: Director, Michael Baker
TRUSTEE Began         Corp. (engineering,
serving: February     construction, operations and
1995                  technical services).  Previous
                      Positions: President, Duquesne
                      University; Dean and Professor
                      of Law, University of Pittsburgh
                      School of Law; Dean and
                      Professor of Law, Villanova
                      University School of Law.

Marjorie P. Smuts     Principal Occupations:  Director   N/A           $117,117.17
Birth Date: June      or Trustee of the Federated Fund
21, 1935 4905         Complex; Public
Bayard Street         Relations/Marketing
Pittsburgh, PA        Consultant/Conference
TRUSTEE Began         Coordinator.  Previous
serving: June 1994    Positions: National
                      Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

John S. Walsh Birth   Principal Occupations:  Director   N/A           $117,117.17
Date: November 28,    or Trustee of the Federated Fund
1957 2604 William     Complex; President and Director,
Drive Valparaiso,     Heat Wagon, Inc. (manufacturer
IN TRUSTEE Began      of construction temporary
serving: July 1999    heaters); President and
                      Director, Manufacturers
                      Products, Inc. (distributor of
                      portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.
                      Other Directorships Held:
                      Director, Walsh & Kelly, Inc.
                      (heavy highway contractor).
                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

     + Because the Fund is a new  portfolio of the Trust,  Trustee  compensation has not yet been  earned and will be reported  following  the Fund's next fiscal year.

OFFICERS**

Name Birth Date Address       Principal Occupation(s) and Previous Positions
Positions Held with Trust
Edward C. Gonzales Birth      Principal Occupations: President, Executive Vice
Date: October 22, 1930        President and Treasurer of some of the Funds in the
EXECUTIVE VICE PRESIDENT      Federated Fund Complex; Vice Chairman, Federated
                              Investors, Inc.; Trustee, Federated Administrative
                              Services.   Previous Positions: Trustee or Director of
                              some of the Funds in the Federated Fund Complex; CEO and
                              Chairman, Federated Administrative Services; Vice
                              President, Federated Investment Management Company,
                              Federated Investment Counseling, Federated Global
                              Investment Management Corp. and Passport Research, Ltd.;
                              Director and Executive Vice President, Federated
                              Securities Corp.; Director, Federated Services Company;
                              Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth       Principal Occupations: Executive Vice President and
Date: October 26, 1938        Secretary of the Federated Fund Complex; Executive Vice
EXECUTIVE VICE PRESIDENT AND  President, Secretary and Director, Federated Investors,
SECRETARY                     Inc.  Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth       Principal Occupations: Treasurer of the Federated Fund
Date: June 17, 1954 TREASURER Complex; Senior Vice President, Federated Administrative
                              Services.   Previous Positions: Vice President,
                              Federated Administrative Services; held various
                              management positions within Funds Financial Services
                              Division of Federated Investors, Inc.

Richard B. Fisher Birth       Principal Occupations: President or Vice President of
Date: May 17, 1923 VICE       some of the Funds in the Federated Fund Complex; Vice
PRESIDENT                     Chairman, Federated Investors, Inc.; Chairman, Federated
                              Securities Corp.  Previous Positions: Director or
                              Trustee of some of the Funds in the Federated Fund
                              Complex; Executive Vice President, Federated Investors,
                              Inc. and Director and Chief Executive Officer, Federated
                              Securities Corp.

William D. Dawson, III Birth  Principal Occupations: Chief Investment Officer of this
Date: March 3, 1949 CHIEF     Fund and various other Funds in the Federated Fund
INVESTMENT OFFICER            Complex; Executive Vice President, Federated Investment
                              Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.  Previous Positions: Executive Vice
                              President and Senior Vice President, Federated
                              Investment Counseling Institutional Portfolio Management
                              Services Division; Senior Vice President, Federated
                              Investment Management Company and Passport Research, Ltd.

Mark E. Durbiano Birth Date:  Mark E. Durbiano has been the Fund's Portfolio Manager
September 21, 1959 VICE       since 2002. He is Vice President of the Fund. Mr.
PRESIDENT                     Durbiano joined Federated in 1982 and has been a Senior
                              Portfolio Manager and a Senior Vice President of the
                              Fund's Adviser since 1996. From 1988 through 1995, Mr.
                              Durbiano was a Portfolio Manager and a Vice President of
                              the Fund's Adviser. Mr. Durbiano is a Chartered
                              Financial Analyst and received his M.B.A. in Finance
                              from the University of Pittsburgh.
Susan R. Hill  Birth Date:    Susan R. Hill has been the Fund's Portfolio Manager
June 20, 1963 VICE PRESIDENT  since July 1997.She is Vice President of the Trust. Ms.
                              Hill joined Federated in 1990 and has been a Portfolio
                              Manager since 1993 and a Vice President of the Fund's
                              Adviser since 1997. Ms. Hill was a Portfolio Manager and
                              an Assistant Vice President of the Adviser from 1994
                              until 1997. Ms. Hill is a Chartered Financial Analyst
                              and received an M.S. in Industrial Administration from
                              Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated  and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,
Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent
Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.
COMMITTEES of the board
Board     Committee Members   Committee Functions                          Meetings
Committee                                                                  Held
                                                                           During
                                                                           Last
                                                                           Fiscal
                                                                           Year
Executive John F. Donahue     In between meetings of the full Board,       None
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              None
          John T. Conroy,     recommends to the full Board the
          Jr. Nicholas P.     independent auditors to be selected to
          Constantakis        audit the Fund`s financial statements;
          Charles F.          meet with the independent auditors
          Mansfield, Jr.      periodically to review the results of the
                              audits and report the results to the full
                              Board; evaluate the independence of the
                              auditors, review legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the
                              related reports received from regulators;
                              review the Fund`s internal audit
                              function; review compliance with the
                              Fund`s code of conduct/ethics; review
                              valuation issues; monitor inter-fund
                              lending transactions; review custody
                              services and issues and investigate any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.

Board ownership of shares in the fund and in the Federated family of Investment companies
AS OF dECEMBER 31, 2001
Interested Board     Dollar      Aggregate
Member Name          Range of    Dollar Range
                     Shares      of Shares
                     Owned in    Owned in
                     Fund        Federated
                                 Family of
                                 Investment
                                 Companies
John F. Donahue      None        Over $100,000
J. Christopher       None        Over $100,000
Donahue
Lawrence D. Ellis,   None        Over $100,000
M.D.

Independent Board
Member Name
Thomas G. Bigley     None        Over $100,000
John T. Conroy, Jr.  None        Over $100,000
Nicholas P.          None        Over $100,000
Constantakis
John F. Cunningham   None        Over $100,000
Peter E. Madden      None        Over $100,000
Charles F.           None        $50,001 -
Mansfield, Jr.                   $100,000
John E. Murray,      None        Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts    None        Over $100,000
John S. Walsh        None        Over $100,000

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The Adviser is a wholly owned subsidiary of Federated.

     The Adviser  shall not be liable to the Trust or any Fund  shareholder  for any  losses  that may be  sustained  in the  purchase,  holding,  or sale of any security  or for  anything  done or  omitted  by it,  except  acts or  omissions
involving  willful  misfeasance,   bad  faith,  gross  negligence,  or  reckless
disregard of the duties imposed upon it by its contract with the Fund.

     As  required  by 1940  Act,  the  Fund's  Board  has  reviewed  the  Fund's investment  advisory  contract.  The Board's  decision  to approve the  contract reflects  the  exercise of its  business  judgment  on whether to  continue  the existing  arrangements.  During its review of the contract,  the Board considers many  factors,  among the most  material  of which are:  the  Fund's  investment objectives  and long term  performance;  the  Adviser's  management  philosophy, personnel,  and processes; the preferences and expectations of fund shareholders and their relative  sophistication;  the continuing  state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services  provided to the Fund and its  shareholders by the Federated organization  in  addition  to  investment  advisory  services;  and the  Fund's relationship to other funds in the Federated fund family.

     In assessing the Adviser's  performance of its obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

     The Board also  considers  the  compensation  and benefits  received by the adviser.  This includes fees received for services provided to the Fund by other entities in the Federated  organization  and research  services  received by the
Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their  decisions  that the following  factors may be  relevant  to an  Adviser's  compensation:  the nature and quality of the services  provided by the Adviser,  including the  performance  of the Fund; the
Adviser's  cost of providing the  services;  the extent to which the adviser may realize  "economies  of scale" as the fund grows larger;  any indirect  benefits that may accrue to the Adviser and its  affiliates  as a result of the adviser's relationship  with the Fund;  performance and expenses of comparable  funds; and
the extent to which the  independent  Board members are fully informed about all facts  bearing on the  Adviser's  service and fee.  The Fund's Board is aware of these  factors and takes them into account in its review of the Fund's  advisory contract.

     The  Board  considers  and  weighs  these  circumstances  in  light  of its substantial  accumulated  experience  in  governing  the Fund and  working  with
Federated on matters  relating to the  Federated  funds,  and is assisted in its deliberations by the advice of independent  legal counsel.  In this regard,  the
Board requests and receives a significant  amount of information  about the Fund and the Federated  organization.  Federated provides much of this information at each  regular  meeting  of  the  Board,  and  furnishes  additional  reports  in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly  scheduled  meetings,  the Board may receive  information  on particular  matters as the need arises.  Thus,  the
Board's  evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy,  personnel,  and processes; the
Fund's  short-  and  long-term  performance  (in  absolute  terms  as well as in relationship  to its  particular  investment  program and certain  competitor or
"peer group"  funds),  and comments on the reasons for  performance;  the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning the funds and the Federated companies that service them; and relevant developments  in the mutual fund  industry  and how the  Federated  funds and/or
Federated are responding to them.

     The Board also receives  financial  information about Federated,  including
reports  on  the   compensation   and  benefits   Federated   derives  from  its
relationships  with the Federated  funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing  other services to the Federated  funds under  separate  contracts
(e.g., for serving as the Funds'  administrator and transfer agent). The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

     The Board  bases its  decision  to  approve  an  advisory  contract  on the totality of the circumstances and relevant factors,  and with a view to past and future  long-term  considerations.  Not all of the  factors  and  considerations identified  above  are  relevant  to every  Federated  fund,  nor does the Board consider  any  one  of  them  to  be  determinative.  Because  the  totality  of circumstances  includes  considering the  relationship of each Federated fund to the  Federated  family of funds,  the Board does not approach  consideration  of every Federated  fund's advisory  contract as if that were the only fund offered by Federated.

Other Related Services

     Affiliates  of  the  Adviser  may,  from  time  to  time,  provide  certain electronic  equipment  and  software  to  institutional  customers  in  order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

     As required by SEC rules,  the Fund, its Adviser,  and its Distributor have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

     When  selecting  brokers  and  dealers to handle the  purchase  and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio  instruments,  except when a better price and execution of the order can be obtained elsewhere.  The Adviser may select brokers and dealers based on whether they also offer  research  services (as  described  below).  In selecting  among  firms  believed to meet these  criteria,  the Adviser may give consideration  to those firms which have sold or are selling  Shares of the Fund and other funds  distributed by the Distributor and its affiliates.  The Adviser may also direct  certain  portfolio  trades to a broker  that,  in turn,  pays a portion of the  Fund's  operating  expenses.  The  Adviser  makes  decisions  on portfolio  transactions and selects brokers and dealers subject to review by the
Fund's Board.

     Investment  decisions  for the Fund are made  independently  from  those of other accounts managed by the Adviser.  Except as noted below, when the Fund and one or more of those  accounts  invests in, or disposes  of, the same  security, available  investments or  opportunities  for sales will be allocated  among the
Fund and the  account(s)  in a manner  believed by the Adviser to be  equitable.
While the  coordination  and ability to participate in volume  transactions  may benefit the Fund, it is possible that this procedure could adversely  impact the price paid or received and/or the position  obtained or disposed of by the Fund.
Investments  for  Federated  Kaufmann  Fund and other  accounts  managed by that
fund's  portfolio   managers  in  initial  public  offerings  ("IPO")  are  made independently  from any other  accounts,  and much of their non-IPO  trading may also be conducted independently from other accounts.

Research Services

     Research services may include advice as to the advisability of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services  may be used by the Adviser or by  affiliates  of Federated in advising other  accounts.  To the extent  that  receipt  of these  services  may  replace services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their  expenses.  The Adviser and its  affiliates  exercise reasonable  business judgment in selecting those brokers who offer brokerage and research  services to execute  securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

ADMINISTRATOR

     Federated   Services   Company,   a  subsidiary  of   Federated,   provides
administrative  personnel  and services  (including  certain legal and financial reporting  services)  necessary to operate the Fund.  Federated Services Company provides these at the following  annual rate of the average  aggregate daily net assets of all Federated funds as specified below:

Maximum                   Average Aggregate Daily
Administrative Fee        Net Assets of the
                          Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per  portfolio.  Federated  Services  Company may  voluntarily  waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping  services with respect to the Fund's  portfolio  investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company,  Boston,  Massachusetts,  is custodian for the securities and cash of the Fund.  Foreign  instruments  purchased by the
Fund are held by foreign banks  participating in a network  coordinated by State
Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated   Services  Company,   through  its  registered   transfer  agent
subsidiary,  Federated  Shareholder  Services  Company,  maintains all necessary shareholder  records.  The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors

     The  independent  for the Fund,  Ernst & Young LLP,  conducts its audits in accordance with auditing  standards  generally  accepted in the United States of
America,  which require it to plan and perform its audits to provide  reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may  advertise  Share  performance  by using  the  SEC's  standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance  information to be accompanied by non-standard performance information.

     The  performance  of Shares  depends  upon  such  variables  as:  portfolio quality;  average portfolio  maturity;  type and value of portfolio  securities;
changes in interest rates;  changes or differences in the Fund's or any class of
Shares' expenses; and various other factors.

     Share performance  fluctuates on a daily basis largely because net earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific  period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000  initial  investment to the ending  redeemable value of that investment.  The ending redeemable value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

     When Shares of a Fund are in existence  for less than a year,  the Fund may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

     The yield of Shares  is  calculated  by  dividing:  (i) the net  investment income per Share earned by the Shares over a 30-day period;  by (ii) the maximum offering  price per  Share on the last day of the  period.  This  number is then annualized using semi-annual  compounding.  This means that the amount of income generated  during the 30-day period is assumed to be generated each month over a
12-month  period  and is  reinvested  every  six  months.  The  yield  does  not necessarily  reflect  income  actually  earned  by  Shares  because  of  certain adjustments  required  by the  SEC  and,  therefore,  may not  correlate  to the dividends or other distributions paid to shareholders.

     To the extent investment  professionals and  broker/dealers  charge fees in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

     Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

     The Fund may  compare  its  performance,  or  performance  for the types of securities  in which it invests,  to a variety of other  investments,  including federally insured bank products such as bank savings  accounts,  certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance.  When comparing performance,  you should consider all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Credit Suisse First Boston High Yield Index

     Credit  Suisse  First  Boston  High Yield Index  serves as a  benchmark  to evaluate the  performance of low quality bonds.  Low quality is defined as those bonds  in the  range  from BBB to CCC and  defaults.  Morningstar  receives  and publishes this figure as a monthly total return.

Lehman Brothers Aggregate Bond Index

     Lehman  Brothers  Aggregate  Bond Index is an unmanaged  index  composed of
securities   from  the  Lehman  Brothers   Government/   Corporate  Bond  Index,
Mortgage-Backed  Securities Index and the Asset-Backed  Securities Index.  Total
return comprises price  appreciation/depreciation  and income as a percentage of
the   original   investment.   Indices   are   rebalanced   monthly   by  market
capitalization.

Lehman Brothers Government/Corporate (Total) Index

     Lehman  Brothers   Government/Corporate   (Total)  Index  is  comprised  of
approximately 5,000 issues, which include:  nonconvertible bonds publicly issued by the U.S. government or its agencies; domestic bonds of companies in industry, public utilities,  and finance. The average maturity of these bonds approximates nine years.  Tracked by Lehman Brothers  corporate bonds  guaranteed by the U.S.
government and  quasi-federal  corporations;  and publicly  issued,  fixed rate,
nonconvertible,   Inc.,  the  index  calculates  total  returns  for  one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Lehman Brothers Government/Corporate (Long-Term) Index

     Lehman Brothers  Government/Corporate  (Long-Term) Index is composed of the same types of issues as defined  above.  However,  the  average  maturity of the bonds included on this index approximates 22 years.

Lehman Brothers High Yield Bond Index

     Lehman  Brothers High Yield Bond Index is an unmanaged  index that includes all fixed income  securities  having a maximum  quality rating of Ba1, a minimum amount outstanding of $100m, and at least one year to maturity.

Lehman Brothers Single B Index

     Lehman Brothers Single B Index is a proprietary unmanaged index of Single B rated securities.

Merrill Lynch 7-10 Year Treasury Index

     Merrill Lynch 7-10 Year Treasury Index is an unmanaged  index tracking U.S.
government  securities with maturities between 7 and 9.99 years.  Merrill Lynch,
Pierce, Fenner & Smith, Inc produces the index.

Merrill Lynch 10-15 Year Treasury Index

     Merrill Lynch 10-15 Year Treasury Index is an unmanaged index tracking U.S.
government securities with maturities between 10 and 14.99 years. Merrill Lynch,
Pierce, Fenner & Smith, Inc produces the index.

Merrill Lynch High Yield Master Index

     Merrill  Lynch High Yield Master Index is an unmanaged  index  comprised of publicly placed,  nonconvertible,  coupon-bearing  domestic debt.  Issues in the index are less than  investment  grade as rated by  Standard & Poor's or Moody's
Investors Service, and must not be in default. Issues have a term to maturity of at least one year.  Merrill  Lynch,  Pierce,  Fenner & Smith,  Inc  produces the index.

Lipper, Inc.

     Lipper,  Inc. ranks funds in various fund categories by making  comparative calculations  using total return.  Total return assumes the  reinvestment of all capital  gains  distributions  and income  dividends  and takes into account any change in net asset value over a specific period of time. From time to time, the
Fund will quote its Lipper ranking in the "high current yield funds" category in advertising and sales literature.

Salomon Brothers AAA-AA Corporates

     Salomon   Brothers   AAA-AA   Corporates   calculates   total   returns  of
approximately 775 issues, which include long-term, high-grade domestic corporate taxable  bonds,  rated  AAA-AA,  with  maturities  of 12 years or more;  it also includes companies in industry, public utilities, and finance.

Morningstar, Inc.

     Morningstar,  Inc., an independent rating service,  is the publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates  more  than  1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

     Federated  is  dedicated to meeting  investor  needs by making  structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

     Federated's  disciplined  investment  selection  process is rooted in sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with  approximately  $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

     In the equity sector,  Federated has more than 31 years' experience.  As of
December 31, 2001,  Federated  managed 40 equity  funds  totaling  approximately
$20.7 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

     In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and
$5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds

     In the  government  sector,  as of December 31, 2001,  Federated  managed 6 mortgage backed, 5 multi-sector  government  funds, 3  government/agency  and 19 government money market mutual funds,  with assets  approximating  $3.6 billion,
$2.0 billion,  $1.2 billion and $55.2 billion,  respectively.  Federated  trades approximately  $90.4 billion in U.S.  government and mortgage backed  securities daily and places  approximately  $35 billion in repurchase  agreements each day.
Federated introduced the first U.S. government fund to invest in U.S. government bond  securities  in 1969.  Federated  has been a major  force in the short- and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

     In the money market sector,  Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2001,  Federated  managed $136.4 billion in assets across 54 money market funds, including 19  government,  11 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $55.2  billion,  $62.3  billion,  $44.8 billion and $34.6 million, respectively.

     The Chief  Investment  Officers  responsible  for  oversight of the various investment  sectors within Federated are: U.S. equity and high yield - J. Thomas
Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A.  Frantzen.  The Chief  Investment  Officers are Executive Vice
Presidents of the Federated advisory companies.

Mutual Fund Market

     Forty-nine  percent of American  households  are pursuing  their  financial goals  through  mutual  funds.  These  investors,  as  well  as  businesses  and institutions,  have  entrusted  over $6.8  trillion to the more than 8,157 funds available, according to the Investment Company Institute.

Federated Clients Overview

     Federated  distributes  mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

     Federated  meets the needs of  approximately  3,035  institutional  clients nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.  The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

     Other  institutional  clients  include  more  than  1,600  banks  and trust organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion,  Senior Vice  President,  Bank
Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated  Funds are available to consumers  through major  brokerage firms
nationwide--we   have   over   2,000   broker/dealer   and  bank   broker/dealer
relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.  The  marketing  effort to these  firms is headed by James F. Getz,
President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt  rated AAA has the highest rating  assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

     AA--Debt  rated AA has a very  strong  capacity to pay  interest  and repay principal and differs from the higher-rated issues only in small degree.

     A--Debt rated A has a strong  capacity to pay interest and repay  principal although it is somewhat more  susceptible  to the adverse  effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB--Debt  rated BBB is  regarded  as having an  adequate  capacity  to pay interest and repay principal.  Whereas it normally exhibits adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher-rated categories.

     BB--Debt  rated BB has less near-term  vulnerability  to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse  business,  financial,  or  economic  conditions  which  could  lead  to inadequate  capacity to meet timely  interest  and  principal  payments.  The BB rating  category  is also  used for debt  subordinated  to  senior  debt that is assigned an actual or implied BBB rating.

     B--Debt  rated B has a greater  vulnerability  to default but currently has the  capacity  to meet  interest  payments  and  principal  repayments.  Adverse business,  financial,  or economic  conditions  will likely  impair  capacity or willingness to pay interest and repay  principal.  The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied
BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable  vulnerability to default, and is dependent upon favorable business,  financial, and economic conditions to meet timely  payment of interest  and  repayment of  principal.  In the event of adverse business,  financial,  or economic conditions,  it is not likely to have the  capacity to pay interest and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

     CC--The rating CC typically is applied to debt  subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The  rating C typically is applied to debt  subordinated  to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a  situation  where a  bankruptcy  petition  has been  filed,  but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions

     AAA--Bonds  which are rated AAA are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are generally  referred to as gilt edged.  Interest  payments are protected by a large or by an  exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds  which  are  rated AA are  judged  to be of high  quality  by all standards.  Together with the AAA group,  they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal  and interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium-grade  obligations,
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

     BA--Bonds  which are BA are  judged  to have  speculative  elements;  their future cannot be considered  as well assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

     B--Bonds which are rated B generally lack  characteristics of the desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a  high  degree.  Such  issues  are  often  in  default  or  have  other  marked shortcomings.

     C--Bonds which are rated C are the lowest-rated  class of bonds, and issues so rated can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

Fitch Ratings Long-Term Debt Rating Definitions

     AAA--Bonds  considered  to be  investment  grade and of the highest  credit quality.  The obligor has an  exceptionally  strong  ability to pay interest and repay  principal,  which is unlikely to be  affected by  reasonably  foreseeable events.

     AA--Bonds  considered  to be  investment  grade  and of  very  high  credit quality.  The  obligor's  ability to pay  interest  and repay  principal is very strong,  although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality.  The obligor's  ability to pay  interest  and repay  principal  is  considered  to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds  considered to be investment  grade and of  satisfactory  credit quality. The obligor's ability to pay interest and repay principal is considered to be  adequate.  Adverse  changes in  economic  conditions  and  circumstances, however,  are more likely to have adverse  impact on these bonds,  and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay  principal  may be  affected  over time by adverse  economic  changes.
However,  business and  financial  alternatives  can be  identified  which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly  speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal  and  interest  reflects the  obligor's  limited  margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied,  may lead to  default.  The  ability to meet  obligations  requires an advantageous business and economic environment.

     CC--Bonds are minimally  protected.  Default in payment of interest  and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting  institutions) have a superior capacity for repayment of short-term  promissory  obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well-established industries;

o    High rates of return on funds employed;

o    Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection;

o    Broad  margins in earning  coverage  of fixed  financial  charges  and high internal cash generation; and

o    Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-2 (or related supporting  institutions) have a strong capacity for repayment of short-term  promissory  obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios,  while sound, will be more subject to variation.  Capitalization  characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

     A-1--This  designation indicates that the degree of safety regarding timely payment is strong.  Those issues  determined to possess  extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity  for  timely  payment  on  issues  with this  designation  is satisfactory.  However,  the  relative  degree  of  safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions

     FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--  (Very  Good  Grade)  Issues  assigned  this  rating  reflect  an assurance of timely  payment  only  slightly  less in degree than the  strongest issues.

Addresses

Federated institutional high yield bond fund

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

(a)   (i)    Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (2)
      (ii)   Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant; (10)
      (iii)  Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (7)
      (iv)   Conformed copy of Amendment No. 5 to the
             Declaration of Trust of the Registrant; (8)
      (v)    Conformed copy of Amendment No. 6 to the Declaration
             of Trust of the Registrant; (10)
(b)   (i)    Copy of By-Laws of the Registrant;(2)
      (ii)   Copy of Amendment No.1 to the By-Laws of the   Registrant; (7)
      (iii)  Copy of Amendment No.2 to the By-Laws of the   Registrant; (7)
      (iv)   Copy of Amendment No.3 to the By-Laws of the   Registrant; (7)
      (v)    Copy of Amendment No.4 to the By-Laws of the   Registrant; (7)
(c)   Copy of Specimen Certificate for Shares of Beneficial Interest of the
      Registrant; (2)
(d)   (i)    Conformed copy of Investment Advisory Contract of the Registrant
             (including Exhibit A) of the Registrant; (3)
      (ii)   Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (9)
      (iii)  Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (10)
(e)   (i)    Conformed copy of Distributor's Contract of the Registrant
             (including Exhibit A) of the Registrant; (3)
      (ii)   Conformed copy of Exhibit B to the Distributor's Contract of the Registrant: (6)
      (iii)  Conformed copy of Amendment to the Distributor's Contract of the Registrant; (9)

-------------------------------------------------------------------------------

2.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement  on Form N-1A filed  August 26,  1994.  (File Nos.  33-54445  and
     811-7193).

3.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 1 on Form N-1A filed September 22, 1995. (File Nos.  33-54445 and 811-7193).

6.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No.6 on Form N-1A filed March 30, 1998.  (File Nos.  33-5444 and
     811-7193).

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No.7 on Form N-1A filed September 25, 1998.  (File Nos.  33-54445 and 811-7193).

8.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 9 on form N-1A filed September 28, 1999. (File Nos.  33-54445 and 811-7193).

9.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 11 on form N-1A filed September 14, 2001. (File Nos. 33-54445 and 811-7193).

10.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 13 on form N-1A filed September 27, 2002. (File Nos. 33-54445 and 811-7193).

(iv)  The Registrant hereby incorporates the conformed copy of the specimen
      Mutual Funds Sales and Service Agreement; Mutual Funds Service
      Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item
      24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A,
      filed with the Commission on July 24, 1995. (File Nos. 33-38550 and
      811-6269).
(f)   Not applicable;
(g)   (i)    Conformed copy of Custodian Contract of the    Registrant; (3)
      (ii)   Conformed copy of Custodian Fee Schedule; (5)
      (iii)  Conformed copy of Amendment to the Custodian Contract of the
             Registrant; (10)
(h)   (i)    Conformed copy of Amended and Restated Agreement for Fund
             Accounting Services, Administrative Services, Transfer
             Agency Services, and Custody Services Procurement; (7)
      (ii)   Conformed copy of Amendment to the Agreement for Fund
             Accounting Services, Administrative Services, Transfer
             Agency Services, and Custody Services Procurement; (9)
      (iii)  Copy of Schedules A, B, and C to the Agreement for Fund
             Accounting Services, Administrative Services, Transfer
             Agency Services, and Custody Services Procurement; (10)
      (iv)   The Registrant hereby incorporates the conformed copy of the
             Second Amended and Restated Shareholder Services Agreement
             from Item (h) (v) of the Investment Series Funds, Inc.
             Registration Statement on Form N-1A, filed with the
             Commission on January 23, 2002. (Files Nos. 33-48847 and
             811-07021);
      (v)    The responses described in Item 23(e)(iv) are hereby
             incorporated by reference.
(i)   Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
(j)   Conformed copy of the Consent of Independent Auditors; (10)

-------------------------------------------------------------------------------

2.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement  on Form N-1A filed  August 26,  1994.  (File Nos.  33-54445  and
     811-7193).

3.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 1 on Form N-1A filed September 22, 1995. (File Nos.  33-54445 and 811-7193).

5.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No.5 on Form N-1A filed February 27, 1998. (File Nos. 33-5444 and
     811-7193).

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No.7 on Form N-1A filed September 25, 1998.  (File Nos.  33-54445 and 811-7193).

9.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 11 on form N-1A filed September 14, 2001. (File Nos. 33-54445 and 811-7193).

10.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 13 on form N-1A filed September 27, 2002. (File Nos. 33-54445 and 811-7193).

(k)   Not applicable;
(l)   Conformed copy of Initial Capital Understanding; (2)
(m)   (i)   Conformed copy of Distribution Plan (including
            Exhibit A) of the Registrant; (6)
      (ii)   The responses described in Item 23(e)(iv) are hereby
             incorporated by reference.
(n)   The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item (n) of the Federated Income
      Securities Trust Registration Statement on Form N-1A, filed with the Commission on June 26, 2002.  (File Nos. 33-3164 and 811-4577).
(o)   (i)   Conformed copy of Power of Attorney of the
            Registrant; (8)
      (ii)  Conformed copy of Power of Attorney of Chief    Investment
      Officer of the Registrant; (8)
      (iii) Conformed copy of Power of Attorney of Trustees of the
            Registrant. (9)
      (iv)  Conformed copy of the Power of Attorney of the Chief
            Investment of Officer the Registrant; (9)
(p)   The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access persons from Item 23(p) of the Federated
      Managed Allocation Portfolios, Registration Statement on Form N-1A
      filed with the Commission on January 25, 2001.  (File Nos. 33-51247
      and 811-7129).

Item 24.    Persons Controlled by or Under Common Control with Registrant

            None

Item 25.    Indemnification:(2)

------------------------------------------------------------------------------

2.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement  on Form N-1A filed  August 26,  1994.  (File Nos.  33-54445  and
     811-7193).

6.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No.6 on Form N-1A filed March 30, 1998.  (File Nos.  33-5444 and
     811-7193).

8.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 9 on form N-1A filed September 28, 1999. (File Nos.  33-54445 and 811-7193).

9.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 11 on form N-1A filed September 14, 2001. (File Nos. 33-54445 and 811-7193).

Item 26. Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser,  see the section  entitled "Who Manages the Fund?" in Part A. The  affiliations  with the
Registrant  of four of the Trustees  and one of the  Officers of the  investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides  Services to the Fund?" The  remaining  Trustees of the  investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue,
(Chief  Financial  Officer,  Federated  Investors,  Inc.),  1001 Liberty Avenue,
Pittsburgh,  PA,  15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
Olson & Company,  L.L.C.  and Partner,  Wilson,  Halbrook & Bayard,  P.A.),  800
Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

         The remaining Officers of the investment adviser are:
         President/ Chief Executive
         Officer:                            Keith M. Schappert

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden
                                             Stephen F. Auth

         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Burns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B     Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             James P. Gordon
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

     The business  address of each of the Officers of the investment  adviser is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment  companies in the Federated Fund Complex described in
Part B of this Registration Statement.

Item 27.  Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant,  acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust  Series,  Inc.;  CCMI Funds;  Edward Jones
Money Market Fund; Edward Jones Tax-Free Money Market Fund;  Federated  American
Leaders Fund, Inc.;  Federated  Adjustable Rate Securities Fund;  Federated Core
Trust;  Federated Core Trust II, L.P.; Federated Equity Funds;  Federated Equity
Income Fund, Inc.;  Federated Fixed Income Securities,  Inc.; Federated Fund for
U.S. Government  Securities,  Inc.;  Federated GNMA Trust;  Federated Government
Income Securities,  Inc.;  Federated High Income Bond Fund, Inc.; Federated High
Yield  Trust;   Federated  Income  Securities  Trust;  Federated  Income  Trust;
Federated  Index  Trust;  Federated  Institutional  Trust;  Federated  Insurance
Series; Federated International Series, Inc.; Federated Investment Series Funds,
Inc.;  Federated  Limited  Duration  Government Fund,  Inc.;  Federated  Managed
Allocation Portfolios;  Federated Municipal  Opportunities Fund, Inc.; Federated
Municipal  Securities Fund, Inc.;  Federated Municipal  Securities Income Trust;
Federated  Short-Term  Municipal  Trust;  Federated  Stock and Bond Fund,  Inc.;
Federated  Stock Trust;  Federated  Total Return  Series,  Inc.;  Federated U.S.
Government  Bond Fund;  Federated U.S.  Government  Securities  Fund: 1-3 Years;
Federated U.S.  Government  Securities  Fund: 2-5 Years;  Federated Total Return
Government Bond Fund;  Federated Utility Fund, Inc.;  Federated World Investment
Series, Inc.;  FirstMerit Funds; Hibernia Funds;  Intermediate  Municipal Trust;
Marshall Funds,  Inc.;  Money Market  Obligations  Trust;  Regions Morgan Keegan
Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
_____________________          _________________      ______________________

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

     The business address of each of the Officers of Federated  Securities Corp.
is Federated  Investors  Tower,  1001 Liberty Avenue,  Pittsburgh,  Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

     All accounts and records  required to be maintained by Section 31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                        Federated Investors Tower 1001 Liberty Avenue
                                  Pittsburgh, PA 15222-3779  (Notices should be
                                  sent to the Agent for Service at the above
                                  address)

                                  Federated Investors Funds 5800 Corporate Drive
                                  Pittsburgh, PA 15237-7000

Federated Shareholder Services    P.O. Box 8600  Boston, MA 02266-8600
Company  ("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company        Federated Investors Tower 1001 Liberty Avenue
("Administrator")                 Pittsburgh, PA 15222-3779

Federated Investment Management   Federated Investors Tower 1001 Liberty Avenue
Company ("Adviser")               Pittsburgh, PA 15222-3779

State Street Bank and Trust       P.O. Box 8600  Boston, MA 02266-8600
Company ("Custodian")

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c)
of the 1940 Act with  respect to the  removal  of  Trustees  and the  calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant,  FEDERATED  INSTITUTIONAL TRUST,
certifies  that it  meets  all of the  requirements  for  effectiveness  of this
Amendment  to its  Registration  Statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Amendment to its  Registration
Statement  to  be  signed  on  its  behalf  by  the  undersigned,  thereto  duly authorized,  in the City of Pittsburgh and Commonwealth of Pennsylvania,  on the
29th day of October 2002.

                          FEDERATED INSTITUTIONAL TRUST

                  BY: /s/ Andrew P. Cross
                  Andrew P. Cross, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                   October 29, 2002

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                 TITLE                     DATE
By: /s/Andrew P. Cross     Andrew    Attorney In Fact For the  October 29, 2002
P. Cross    ASSISTANT SECRETARY      Persons Listed Below

NAME                                 TITLE
John F. Donahue*                     Chairman and Trustee
J. Christopher Donahue*              President and Trustee
                                     (Principal Executive
                                     Officer)
Richard J. Thomas*                   Treasurer (Principal
                                     Financial Officer)
Thomas G. Bigley*                    Trustee
John T. Conroy, Jr.*                 Trustee
Nicholas P. Constantakis*            Trustee
John F. Cunningham*                  Trustee
William D. Dawson, III*              Chief Investment Officer
Lawrence D. Ellis, M.D.*             Trustee
Peter E. Madden*                     Trustee
Charles F. Mansfield, Jr.*           Trustee
John E. Murray, Jr., J.D., S.J.D.*   Trustee
Marjorie P. Smuts*                   Trustee
John S. Walsh*                       Trustee

* By Power of Attorney